Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 127,950	£ 114,195
Trading portfolio liabilities	(47,405)	(36,916)
Debt securities and other eligible bills [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	56,482	52,739
Trading portfolio liabilities	(30,102)	(23,741)
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	62,192	56,000
Trading portfolio liabilities	(17,303)	(13,175)
Traded loans [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	8,348	5,378
Trading portfolio liabilities	0	0
Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	928	78
Trading portfolio liabilities	£ 0	£ 0